XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS

June 30, 2024 (Unaudited)

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS DEBT - 23.20%(a)(b)
Anchorage Capital CLO 13 LLC	3M SOFR + 7.00%	04/15/2034	$1,500,000	$1,500,127
Anchorage Capital CLO 16 Ltd.	3M SOFR + 7.61%	01/19/2035	2,000,000	1,966,289
Anchorage Capital CLO 17 Ltd.	3M SOFR + 7.12%	07/15/2034	1,250,000	1,227,237
Anchorage Capital CLO 19 Ltd.	3M SOFR + 7.51%	10/15/2034	1,000,000	878,571
Anchorage Capital CLO 21 Ltd.	3M SOFR + 7.61%	10/20/2034	500,000	497,082
Anchorage Capital CLO 9 Ltd.	3M SOFR + 7.08%	07/15/2032	2,000,000	1,969,040
Apidos CLO XLV Ltd.	3M SOFR + 8.40%	04/26/2036	500,000	523,793
Apidos CLO XXVII	3M SOFR + 6.66%	07/17/2030	375,000	375,023
ARES LI CLO Ltd.	3M SOFR + 7.11%	07/15/2034	4,250,000	4,291,523
Ares LV CLO Ltd.	3M SOFR + 6.61%	07/15/2034	1,525,000	1,531,352
Atrium XIV LLC	3M SOFR + 5.91%	08/23/2030	500,000	501,101
Ballyrock CLO 20 Ltd.	3M SOFR + 7.25%	07/15/2034	4,000,000	4,030,720
Battalion CLO XXI Ltd.	3M SOFR + 6.72%	07/15/2034	1,000,000	904,683
Benefit Street Partners CLO XVII Ltd.	3M SOFR + 6.61%	07/15/2032	1,100,000	1,099,441
Benefit Street Partners CLO XXIII Ltd.	3M SOFR + 7.07%	04/25/2034	1,500,000	1,506,360
Benefit Street Partners CLO XXIV Ltd.	3M SOFR + 6.87%	10/20/2034	1,000,000	999,560
Benefit Street Partners CLO XXIX Ltd.	3M SOFR + 7.81%	01/25/2036	1,750,000	1,811,711
Benefit Street Partners CLO XXVIII Ltd.	3M SOFR + 7.59%	10/20/2035	2,000,000	2,026,871
Benefit Street Partners CLO XXXII Ltd.	3M SOFR + 7.35%	10/25/2036	2,400,000	2,472,326
CIFC Funding 2015-I Ltd.	3M SOFR + 6.26%	01/22/2031	500,000	499,202
CIFC Funding 2018-I Ltd.	3M SOFR + 5.26%	04/18/2031	1,750,000	1,734,433
CIFC Funding 2019-II Ltd.	3M SOFR + 6.85%	04/17/2034	1,500,000	1,507,760
CIFC Funding 2019-III Ltd.	3M SOFR + 7.06%	10/16/2034	2,750,000	2,758,249
CIFC Funding 2019-V Ltd.	3M SOFR + 7.04%	01/15/2035	1,000,000	1,003,717
CIFC Funding 2019-VI Ltd.	3M SOFR + 6.25%	07/16/2037	700,000	700,473
CIFC Funding 2022-I Ltd.	3M SOFR + 6.40%	04/17/2035	2,000,000	2,006,801
CIFC Funding 2022-III Ltd.	3M SOFR + 7.27%	04/21/2035	850,000	854,187
Clover CLO 2019-1 Ltd.	3M SOFR + 6.70%	04/18/2035	2,000,000	2,009,215
Clover CLO 2021-3 LLC	3M SOFR + 6.72%	01/25/2035	1,000,000	999,998
Elmwood CLO VI Ltd.	3M SOFR + 6.76%	10/20/2034	1,750,000	1,758,570
Elmwood CLO VI Ltd.	3M SOFR + 5.90%	07/18/2037	1,750,000	1,750,000
Elmwood CLO VII Ltd.	3M SOFR + 7.50%	01/17/2034	2,000,000	1,950,182
Elmwood CLO XI Ltd.	3M SOFR + 6.26%	10/20/2034	750,000	752,172
HPS Loan Management 11-2017 Ltd.	3M SOFR + 8.11%	05/06/2030	1,000,000	500,300
Madison Park Funding LX Ltd.	3M SOFR + 8.95%	10/25/2035	1,250,000	1,280,616
Madison Park Funding LXIII Ltd.	3M SOFR + 8.57%	04/21/2035	1,250,000	1,307,972
Madison Park Funding XLVI Ltd.	3M SOFR + 6.51%	10/15/2034	550,000	552,774
Madison Park Funding XLVIII Ltd.	3M SOFR + 6.51%	04/19/2033	1,500,000	1,504,295
Madison Park Funding XVII Ltd.	3M SOFR + 7.74%	07/21/2030	1,000,000	935,034
Madison Park Funding XXVII Ltd.	3M SOFR + 5.26%	04/20/2030	1,500,000	1,489,090
Madison Park Funding XXXVII Ltd.	3M SOFR + 6.60%	04/15/2037	750,000	772,867
Magnetite XXIV Ltd.	3M SOFR + 6.40%	04/15/2035	500,000	501,942
Neuberger Berman Loan Advisers CLO 24 Ltd.	3M SOFR + 6.28%	04/19/2030	1,000,000	1,001,753
Neuberger Berman Loan Advisers CLO 27 Ltd.	3M SOFR + 6.75%	07/15/2038	2,000,000	2,000,000
Neuberger Berman Loan Advisers CLO 32 Ltd.	3M SOFR + 6.36%	01/20/2032	1,500,000	1,503,098
Neuberger Berman Loan Advisers CLO 40 Ltd.	3M SOFR + 6.11%	04/16/2033	1,670,000	1,671,438
Neuberger Berman Loan Advisers CLO 47 Ltd.	3M SOFR + 6.25%	04/14/2035	1,000,000	1,002,787
OHA Credit Funding 12 Ltd.	3M SOFR + 8.00%	07/20/2036	2,000,000	2,071,684
OHA Credit Funding 2 Ltd.	3M SOFR + 6.62%	04/21/2034	1,000,000	1,004,870
OHA Credit Funding 5 Ltd.	3M SOFR + 6.51%	04/18/2033	1,000,000	1,005,128
OHA Credit Funding 7 Ltd.	3M SOFR + 6.25%	02/24/2037	900,000	902,578
OHA Credit Funding 9 Ltd.	3M SOFR + 6.51%	07/19/2035	1,000,000	1,001,896
Rad CLO 10 Ltd.	3M SOFR + 6.11%	04/23/2034	2,000,000	1,982,982
Rad CLO 11 Ltd.	3M SOFR + 6.51%	04/15/2034	1,300,000	1,299,207
Rad CLO 12 Ltd.	3M SOFR + 6.61%	10/30/2034	2,000,000	2,009,590
Rad CLO 4 Ltd.	3M SOFR + 6.50%	04/25/2032	2,300,000	2,295,682
Regatta VII Funding Ltd.	3M SOFR + 6.66%	06/20/2034	1,000,000	983,975
Regatta VIII Funding Ltd.	3M SOFR + 7.00%	04/17/2037	500,000	499,936
Regatta XII Funding Ltd.	3M SOFR + 6.61%	10/15/2032	500,000	502,117
Regatta XIV Funding Ltd.	3M SOFR + 6.21%	10/25/2031	750,000	745,274
Regatta XIX Funding Ltd.	3M SOFR + 6.88%	04/20/2035	750,000	756,449
Regatta XVI Funding Ltd.	3M SOFR + 7.26%	01/15/2033	1,400,000	1,406,228

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS
June 30, 2024 (Continued) (Unaudited)

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS DEBT - 23.20%(a)(b)(Continued)
Regatta XVIII Funding Ltd.	3M SOFR + 6.21%	01/15/2034	$2,375,000	$2,375,832
Regatta XXII Funding Ltd.	3M SOFR + 7.19%	07/20/2035	1,350,000	1,358,946
Regatta XXIII Funding Ltd.	3M SOFR + 6.96%	01/20/2035	2,750,000	2,759,708
Regatta XXIV Funding Ltd.	3M SOFR + 7.06%	01/20/2035	250,000	251,024
RR 19 Ltd.	3M SOFR + 6.76%	10/15/2035	500,000	502,388
Sound Point CLO II Ltd.	3M SOFR + 5.76%	01/26/2031	250,000	215,869
Sound Point CLO XVIII Ltd.	3M SOFR + 5.76%	01/21/2031	500,000	351,160
Symphony CLO XXI Ltd.	3M SOFR + 6.86%	07/15/2032	1,000,000	997,718
Symphony CLO XXIV Ltd.	3M SOFR + 7.26%	01/23/2032	1,000,000	1,011,149
THL Credit Wind River 2017-1 CLO Ltd.	3M SOFR + 7.32%	04/18/2036	1,500,000	1,420,307
Voya CLO 2020-2 Ltd.	3M SOFR + 6.66%	07/19/2034	1,125,000	1,128,400
Wind River 2021-3 CLO Ltd.	3M SOFR + 6.86%	07/20/2033	1,000,000	960,721
TOTAL COLLATERALIZED LOAN OBLIGATIONS DEBT (Cost $96,643,206)				98,222,553

	Estimated Yield	Maturity Date	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS EQUITY - 61.33%(a)(c)
AIMCO CLO 16 Ltd.	18.57%	01/17/2035	1,812,000	1,395,240
ALM 2020 Ltd.	7.57%	10/15/2029	5,000,000	581,800
Anchorage Capital CLO 13 LLC	14.79%	04/15/2034	7,000,000	3,798,900
Anchorage Capital CLO 15 Ltd.	26.37%	07/20/2034	1,783,000	1,103,142
Anchorage Capital CLO 16 Ltd.	11.46%	01/19/2035	2,500,000	1,175,750
Anchorage Capital CLO 18 Ltd.	14.04%	04/15/2034	850,000	437,835
Anchorage Capital CLO 19 Ltd.	11.97%	10/15/2034	7,000,000	2,928,800
Anchorage Capital CLO 1-R Ltd.	10.50%	04/13/2031	4,150,000	291,745
Anchorage Capital CLO 20 Ltd.	10.75%	01/20/2035	1,750,000	802,375
Anchorage Capital CLO 3-R Ltd.	8.45%	01/28/2031	1,400,000	413,196
Anchorage Capital CLO 7 Ltd.	18.89%	01/28/2031	1,750,000	490,525
Apidos CLO XLVIII Ltd.(d)	15.36%	07/25/2037	9,000,000	8,325,000
Apidos CLO XXVII	4.20%	07/17/2030	1,300,000	233,727
ARES LI CLO Ltd.	14.35%	07/15/2034	1,699,959	810,370
ARES LI CLO Ltd.	14.00%	07/15/2034	2,646,041	1,261,368
Ares LIX CLO Ltd.	28.05%	04/25/2034	3,500,000	2,331,350
Ares LVIII CLO Ltd.(d)	22.98%	01/15/2035	8,600,000	5,633,000
Ares XLI CLO Ltd.	14.26%	04/15/2034	2,343,500	880,453
ARES XLIV CLO Ltd.	22.41%	04/15/2034	6,288,428	1,888,415
Ballyrock CLO 19 Ltd.(d)	22.48%	04/20/2035	4,200,000	2,626,680
Battalion CLO XV Ltd.	14.96%	01/17/2033	4,500,000	2,036,700
Battalion CLO XVI Ltd.	11.49%	12/19/2032	3,500,000	1,483,650
Benefit Street Partners CLO XXIII Ltd.	20.68%	04/25/2034	5,000,000	3,955,000
Benefit Street Partners CLO XXV Ltd.	22.12%	01/15/2035	5,250,000	4,095,000
Benefit Street Partners CLO XXVII Ltd.(d)	14.11%	07/20/2035	2,000,000	2,179,800
Benefit Street Partners CLO XXXIV Ltd.	16.01%	07/25/2037	4,700,000	4,434,450
Carbone CLO Ltd.	12.91%	01/20/2031	7,850,000	1,952,411
CARLYLE US CLO 2019-4 Ltd.	19.45%	04/15/2035	8,740,000	6,411,664
CARLYLE US CLO 2021-4 Ltd.	21.62%	04/20/2034	1,000,000	699,700
CARLYLE US CLO 2021-5 Ltd.	14.58%	07/20/2034	4,000,000	2,449,600
CIFC Funding 2017-III Ltd.	6.48%	07/20/2030	1,400,000	577,360
CIFC Funding 2017-V Ltd.	7.55%	11/16/2030	4,500,000	1,587,690
CIFC Funding 2018-I Ltd.	11.98%	04/18/2031	3,250,000	1,188,406
CIFC Funding 2018-III Ltd.	16.33%	07/18/2031	3,000,000	1,040,541
CIFC Funding 2019-III Ltd.	19.59%	10/16/2034	750,000	571,575
CIFC Funding 2019-V Ltd.	20.03%	01/15/2035	2,500,000	1,873,000
CIFC Funding 2019-V Ltd.	21.37%	01/15/2035	1,000,000	749,200
CIFC Funding 2020-II Ltd.	27.07%	10/20/2034	1,000,000	738,400
CIFC Funding 2020-III Ltd.	20.73%	10/20/2034	150,000	114,285
CIFC Funding 2021-II Ltd.	18.76%	04/15/2034	4,750,000	3,470,825
CIFC Funding 2021-VII Ltd.	19.09%	01/23/2035	1,000,000	739,000
CIFC Funding 2022-IV Ltd.	20.23%	07/16/2035	2,500,000	2,005,000
Clover CLO 2019-1 Ltd.	21.24%	04/18/2035	8,339,200	6,177,679
Clover CLO 2021-3 LLC	21.39%	01/25/2035	5,500,000	4,177,800
Dryden 43 Senior Loan Fund	13.40%	04/20/2034	3,000,000	1,154,100

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS
June 30, 2024 (Continued) (Unaudited)

	Estimated Yield	Maturity Date	Principal Amount	Value
COLLATERALIZED LOAN OBLIGATIONS EQUITY - 61.33%(a)(c)(Continued)
Dryden 87 CLO Ltd.	14.99%	05/20/2034	$2,000,000	$1,105,600
Dryden 95 CLO Ltd.	15.59%	08/20/2034	1,750,000	915,600
Elmwood CLO 14 Ltd.	22.66%	04/20/2035	10,000,000	7,371,000
Elmwood CLO I Ltd.	22.03%	10/20/2033	6,000,000	4,963,200
Elmwood CLO II Ltd.	18.53%	04/20/2034	6,500,000	4,815,850
Elmwood CLO III Ltd.	18.26%	10/20/2034	5,250,000	3,649,275
Elmwood CLO VII Ltd.	19.02%	01/17/2034	8,350,000	4,959,900
Galaxy 33 CLO Ltd.(d)	19.06%	04/20/2037	2,000,000	1,726,600
Generate CLO 12 Ltd.	16.75%	07/20/2036	8,000,000	6,356,800
Generate CLO 3 Ltd.	18.48%	10/20/2029	7,008,000	4,073,050
Invesco CLO 2021-1 Ltd.	18.77%	04/15/2034	3,000,000	1,733,100
Invesco CLO Ltd.	15.61%	07/15/2034	5,000,000	2,493,500
Invesco CLO Ltd.(d)(e)	N/A	07/15/2034	500,000	109,138
Madison Park Funding XVIII Ltd.	13.63%	10/21/2030	4,000,000	1,346,240
Madison Park Funding XX Ltd.	16.71%	07/27/2030	1,740,000	451,950
Madison Park Funding XXIX Ltd.	13.51%	10/18/2047	3,750,000	1,524,441
Madison Park Funding XXVIII Ltd.	15.09%	07/15/2030	5,000,000	2,090,041
Madison Park Funding XXXVII Ltd.	18.93%	04/15/2037	6,148,815	4,678,018
Neuberger Berman Loan Advisers CLO 54 Ltd.	16.40%	04/23/2038	3,465,000	3,331,944
Neuberger Berman Loan Advisers CLO 55 Ltd.	15.51%	04/22/2038	4,600,000	4,226,020
Niagara Park CLO Ltd.	17.98%	07/17/2032	2,648,000	1,486,322
NYACK Park CLO Ltd.	17.97%	10/20/2034	1,000,000	730,400
Oak Hill Credit Partners X-R Ltd.	18.58%	04/20/2034	9,091,692	4,088,534
OHA Credit Partners XI Ltd.	20.23%	04/20/2037	4,003,000	2,589,140
OHA Credit Partners XII Ltd.	11.45%	04/23/2037	13,537,295	8,294,301
OHA Credit Partners XIII Ltd.	23.22%	10/21/2034	1,600,000	1,152,000
Palmer Square CLO 2024-2 Ltd.(d)	14.82%	07/20/2037	4,000,000	3,632,380
Palmer Square CLO 2024-2 Ltd. Warehouse(d)(f)	N/A	09/30/2024	3,632,381	3,632,381
Point Au Roche Park CLO Ltd.	15.49%	07/20/2034	5,000,000	3,156,000
Rad CLO 12 Ltd.	24.69%	10/30/2034	4,500,000	2,912,400
Recette CLO Ltd.	11.24%	04/20/2034	10,400,000	2,760,160
Recette CLO Ltd.(d)(e)	N/A	04/20/2034	10,400,000	84,293
Regatta XIX Funding Ltd.	22.25%	04/20/2035	6,017,000	5,610,251
Regatta XVIII Funding Ltd.	16.45%	01/15/2034	7,175,322	5,211,436
Regatta XXIV Funding Ltd.	14.55%	01/20/2035	5,000,000	3,362,500
Regatta XXVII Funding Ltd.	17.38%	04/26/2037	6,000,000	5,284,200
Rockland Park CLO Ltd.(d)	138.86%	04/20/2034	9,750,000	27,653
Rockland Park CLO Ltd.(d)	570.36%	04/20/2034	9,750,000	171,147
Rockland Park CLO Ltd.	16.78%	04/20/2034	9,750,000	6,039,150
RR 19 Ltd.(d)	17.98%	10/15/2035	7,500,000	6,001,500
RR 2 Ltd.	22.62%	10/15/2117	9,358,000	5,123,505
RR 25 Ltd.(d)	16.94%	10/15/2037	9,780,000	8,089,038
Sixth Street CLO XVI Ltd.(d)	17.33%	10/20/2032	8,000,000	4,557,600
Sixth Street CLO XVII Ltd.	14.34%	01/20/2034	1,100,000	760,980
Sixth Street CLO XXIV Ltd.	14.01%	04/23/2037	7,500,000	6,132,000
Sixth Street CLO XXV Ltd.(d)	15.96%	07/24/2037	7,000,000	5,887,000
THL Credit Wind River 2018-2 CLO Ltd.	6.23%	07/15/2030	3,031,000	558,564
THL Credit Wind River 2018-3 CLO Ltd.	12.80%	01/20/2031	3,000,000	1,216,200
Thompson Park CLO Ltd.	23.88%	04/15/2034	4,000,000	3,195,200
Unity-Peace Park CLO Ltd.	19.05%	04/20/2035	4,000,000	2,736,400
TOTAL COLLATERALIZED LOAN OBLIGATIONS EQUITY (Cost $292,880,865)				259,676,409

	Coupon	Maturity Date	Principal Amount	Value
CORPORATE BONDS - 4.18% Chemicals - 0.27%
Herens Holdco S.a.r.l., Senior Secured Bond(a)	4.75%	05/15/2028	444,000	384,758
Illuminate Buyer LLC, Senior Unsecured Bond(a)	9.00%	07/01/2028	750,000	756,960
				1,141,718
Diversified Consumer Services - 0.11%
Sabre GLBL, Inc., Senior Secured Bond(a)	11.25%	12/15/2027	461,000	449,079

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS
June 30, 2024 (Continued) (Unaudited)

	Coupon	Maturity Date	Principal Amount	Value
CORPORATE BONDS - 4.18%(Continued) Diversified Telecommunication Services - 0.53%
Altice Financing S.A., Senior Secured Bond(a)	5.75%	08/15/2029	$1,197,000	$869,321
Altice France S.A., Senior Secured Bond(a)	5.50%	10/15/2029	667,000	439,440
Consolidated Communications, Inc., Senior Secured Bond(a)	5.00%	10/01/2028	1,125,000	933,148
				2,241,909
Electric Utilities - 0.23%
PG&E Corp., Senior Secured Bond	5.00%	07/01/2028	1,000,000	962,100
Electronic Equipment, Instruments & Components - 0.03%
Coherent Corp., Senior Unsecured Bond(a)	5.00%	12/15/2029	146,000	138,203
Health Care Equipment & Supplies - 0.17%
Medline Borrower, LP, Senior Secured Bond(a)	3.88%	04/01/2029	727,000	668,840
Medline Borrower, LP, Senior Unsecured Bond(a)	5.25%	10/01/2029	62,000	59,112
				727,952
Health Care Providers & Services - 0.14%
LifePoint Health, Inc., Senior Secured Bond(a)	9.88%	08/15/2030	552,000	588,305
Health Care Technology - 0.31%
AthenaHealth Group, Inc., Senior Unsecured Bond(a)	6.50%	02/15/2030	1,411,000	1,297,725
Hotels, Restaurants & Leisure - 0.47%
CEC Entertainment, LLC, Senior Secured Bond(a)	6.75%	05/01/2026	470,000	466,508
Fertitta Entertainment LLC, Senior Unsecured Bond(a)	6.75%	01/15/2030	328,000	287,379
Hilton Grand Vacations Borrower Escrow LLC, Senior Unsecured Bond(a)	5.00%	06/01/2029	529,000	494,128
Scientific Games Holdings LP, Senior Unsecured Bond(a)	6.63%	03/01/2030	205,000	199,875
SeaWorld Parks & Entertainment, Inc., Senior Unsecured Bond(a)	5.25%	08/15/2029	600,000	567,000
				2,014,890
Industrial Conglomerates - 0.35%
APi Group DE, Inc., Senior Unsecured Bond(a)	4.75%	10/15/2029	1,034,000	966,335
MajorDrive Holdings IV, LLC, Senior Unsecured Bond(a)	6.38%	06/01/2029	545,000	512,845
				1,479,180
Insurance - 0.26%
Acrisure LLC, Senior Unsecured Bond(a)	8.50%	06/15/2029	400,000	404,120
Alliant Holdings Intermediate, LLC, Senior Secured Bond(a)	4.25%	10/15/2027	750,000	702,895
				1,107,015
Machinery - 0.11%
Chart Industries, Inc., Senior Secured Bond(a)	7.50%	01/01/2030	472,000	488,260
Oil, Gas & Consumable Fuels - 0.03%
New Fortress Energy, Inc., Senior Secured Bond(a)	8.75%	03/15/2029	123,000	112,540
Professional Services - 0.48%
Conduent Business Services LLC, Senior Secured Bond(a)	6.00%	11/01/2029	2,176,000	2,028,126
Software - 0.24%
McAfee Corp., Senior Unsecured Bond(a)	7.38%	02/15/2030	1,102,000	1,020,728
Transportation Infrastructure - 0.45%
Uber Technologies, Inc., Senior Unsecured Bond(a)	4.50%	08/15/2029	2,000,000	1,909,066
TOTAL CORPORATE BONDS (Cost $18,703,410)				17,706,796

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SECURED SECOND LIEN LOANS - 1.51%(b)
Aerospace & Defense - 0.47%
Amentum Government Services Holdings, LLC, Tranche 2	1M SOFR + 7.50%	02/15/2030	2,016,807	2,011,765
Air Freight & Logistics - 0.13%
Lasership, Inc. (ASP LS Acquisition Corp.), Initial	3M SOFR + 7.50%	05/07/2029	745,852	533,903
Building Products - 0.11%
Icebox Holdco III, Inc., Initial	3M SOFR + 6.75%	12/21/2029	468,750	473,437
Commercial Services & Supplies - 0.19%
AVSC Holding Corp., Initial	1M SOFR + 7.25%	09/01/2025	805,556	789,952
Communications Equipment - 0.08%
Global Tel*Link Corp., TL	1M SOFR + 10.00%	11/29/2026	347,222	331,424
MLN US Holdco LLC, Term B-1	3M SOFR + 6.70%	10/18/2027	128,761	19,314
				350,738

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS
June 30, 2024 (Continued) (Unaudited)

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SECURED SECOND LIEN LOANS - 1.51%(b)(Continued)
Construction & Engineering - 0.07%
DG Investment Intermediate Holdings 2, Inc., Initial	1M SOFR + 6.75%	03/30/2029	$292,804	$285,484
Diversified Consumer Services - 0.02%
TruGreen LP, Initial	3M SOFR + 8.50%	11/02/2028	125,392	95,925
Diversified Financial Services - 0.06%
Nexus Buyer LLC, Initial	1M SOFR + 6.25%	11/05/2029	245,536	244,124
Electronic Equipment, Instruments & Components - 0.01%
Infinite Bidco LLC., Initial	3M SOFR + 7.00%	03/02/2029	69,869	58,573
Insurance - 0.24%
Asurion, LLC, New B-4	1M SOFR + 5.25%	01/20/2029	1,104,603	1,015,892
Software - 0.13%
Ascend Learning, LLC, Initial	1M SOFR + 5.75%	12/10/2029	231,482	225,810
DCert Buyer, Inc., First Amendment Refinancing	1M SOFR + 7.00%	02/19/2029	156,627	138,849
EagleView Technology Corp., TL	3M SOFR + 7.50%	08/14/2026	198,167	172,406
				537,065
TOTAL SECURED SECOND LIEN LOANS (Cost $6,868,637)				6,396,858

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS - 76.32%(b)
Aerospace & Defense - 1.57%
Amentum Government Services Holdings, LLC, Tranche 3	1M SOFR + 4.00%	02/15/2029	1,379,588	1,384,182
Chromalloy Corp., Initial	1M SOFR + 3.75%	03/27/2031	1,974,521	1,976,989
Dynasty Acquisition Co., Inc., 2024 Specified Refinancing Term B-1	1M SOFR + 3.50%	08/24/2028	562,693	564,387
Dynasty Acquisition Co., Inc., 2024 Specified Refinancing Term B-2	1M SOFR + 3.50%	08/24/2028	216,996	217,650
Peraton Corp., Term B	1M SOFR + 3.75%	02/01/2028	1,322,802	1,322,247
Spirit AeroSystems, Inc., Initial	3M SOFR + 4.25%	01/15/2027	112,650	113,241
Transdigm, Inc., Tranche J	3M SOFR + 3.25%	02/28/2031	1,085,570	1,087,741
				6,666,437
Air Freight & Logistics - 0.77%
Apple Bidco, LLC, Amendment No.1	1M SOFR + 3.50%	09/22/2028	527,408	528,267
Brown Group Holding, LLC, 2022 Incremental B-2	3M SOFR + 3.00%	07/02/2029	137,442	137,270
Brown Group Holding, LLC, Initial	1M SOFR + 2.75%	06/07/2028	782,207	781,135
Lasership, Inc. (ASP LS Acquisition Corp.), 2023 Incremental	6M SOFR + 7.00%	09/29/2027	497,500	482,575
Lasership, Inc. (ASP LS Acquisition Corp.), Initial	3M SOFR + 4.50%	05/07/2028	1,550,533	1,312,790
				3,242,037
Airlines - 0.33%
United Air Lines, Inc., Class B	1M SOFR + 2.75%	02/22/2031	1,394,469	1,395,710
Auto Components - 1.18%
Clarios Global LP, 2024	1M SOFR + 2.50%	06/05/2030	117,526	117,672
Dealer Tire, LLC, Term B-4	1M SOFR + 3.50%	06/25/2031	2,016,973	2,011,931
First Brands Group LLC, 2022-II Incremental	3M SOFR + 5.00%	03/30/2027	1,499,466	1,487,755
First Brands Group LLC, Refinanced	3M SOFR + 5.00%	03/30/2027	14,897	14,781
IXS Holdings, Inc., Initial	3M SOFR + 4.25%	03/05/2027	858,033	832,154
LS Group OpCo Acquisition LLC, Term B	1M SOFR + 3.00%	04/23/2031	182,721	182,645
LTR Intermediate Holdings, Inc., Initial	1M SOFR + 4.50%	05/05/2028	361,705	354,847
				5,001,785
Automobiles - 0.84%
RVR Dealership Holdings, LLC, TL	1M SOFR + 3.75%	02/08/2028	989,606	914,564
Tenneco, Inc., Term A	3M SOFR + 4.75%	11/17/2028	498,734	477,124
Tenneco, Inc., Term B	3M SOFR + 5.00%	11/17/2028	1,076,970	1,031,586
Truck Hero, Inc., Incremental	1M SOFR + 5.00%	01/31/2028	172,872	172,117
Wand NewCo 3, Inc., Initial	1M SOFR + 3.75%	01/30/2031	970,716	976,609
				3,572,000
Beverages - 0.17%
Triton Water Holdings, Inc., 2024 Incremental	3M SOFR + 4.00%	03/31/2028	598,158	599,527
Triton Water Holdings, Inc., Initial	3M SOFR + 3.25%	03/31/2028	120,434	120,435
				719,962

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS
June 30, 2024 (Continued) (Unaudited)

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS - 76.32%(b)(Continued)
Building Products - 3.20%
AI Aqua Merger Sub, Inc., 2023 Incremental Term B	1M SOFR + 4.25%	07/31/2028	$949,830	$950,542
AI Aqua Merger Sub, Inc., Initial Term B	1M SOFR + 4.00%	07/31/2028	1,482,610	1,484,375
Chariot Buyer LLC, Amendment No. 2	1M SOFR + 3.50%	11/03/2028	1,044,797	1,046,970
Cornerstone Building Brands, Inc., Tranche B	1M SOFR + 3.25%	04/12/2028	1,366,406	1,330,961
Cornerstone Building Brands, Inc., Tranche C	1M SOFR + 4.50%	05/15/2031	299,437	296,943
Foundation Building Materials, Inc., Initial	3M SOFR + 3.25%	01/31/2028	219,386	216,694
Groundworks, LLC, Delayed Draw(g)	1M SOFR + 3.50%	03/14/2031	44,112	43,852
Groundworks, LLC, Initial	1M SOFR + 3.50%	03/14/2031	1,497,955	1,496,547
Gulfside Supply, Inc., TL	1M SOFR + 3.00%	05/29/2031	789,123	789,123
Icebox Holdco III, Inc., Initial	3M SOFR + 3.75%	12/22/2028	1,065,733	1,067,512
LHS Borrower, LLC, Initial	1M SOFR + 4.75%	02/16/2029	463,143	437,207
Park River Holdings, Inc., Initial	3M SOFR + 3.25%	12/28/2027	1,333,825	1,301,960
Quikrete Holdings, Inc., B-1 Term	1M SOFR + 2.50%	04/14/2031	251,387	251,779
Tamko Building Products, LLC, 2023 Specified Refinancing	1M SOFR + 3.25%	09/20/2030	890,392	889,280
VC GB Holdings I Corp., Initial	3M SOFR + 3.00%	07/21/2028	1,757,855	1,750,437
White Cap Buyer, LLC, Tranche C	1M SOFR + 3.25%	06/13/2029	214,837	215,118
				13,569,300
Capital Markets - 0.89%
Citadel Securities LP, 2024	1M SOFR + 2.25%	07/29/2030	2,269,534	2,275,208
Hudson River Trading LLC, TL	1M SOFR + 3.00%	03/20/2028	1,477,368	1,476,083
				3,751,291
Chemicals - 3.55%
CP Iris Holdco I, Inc., Initial	1M SOFR + 3.50%	10/02/2028	430,492	428,877
Derby Buyer LLC, First Amendment TL	1M SOFR + 3.50%	11/01/2030	677,938	680,691
Discovery Purchaser Corp., Initial	3M SOFR + 4.38%	10/04/2029	1,233,469	1,230,213
Herens Holdco S.a.r.l., Facility B	3M SOFR + 3.92%	07/03/2028	1,577,646	1,527,082
Hexion Holdings Corp., Initial	3M SOFR + 4.50%	03/15/2029	2,086,066	2,075,260
Ineos Quattro Holdings UK Ltd., 2029 Tranche B TL	1M SOFR + 4.25%	04/02/2029	660,107	657,631
Ineos US Finance LLC, 2031 Dollar TL	1M SOFR + 3.75%	02/07/2031	1,091,092	1,092,794
Ineos US Finance LLC, New 2030 Dollar TL	3M SOFR + 3.25%	02/18/2030	875,288	869,380
LSF11 A5 Holdco LLC, 2024 Refinancing	1M SOFR + 3.50%	10/15/2028	268,012	267,342
Lummus Technology Holdings V LLC, 2024 Term B	1M SOFR + 3.50%	12/31/2029	2,015,621	2,022,091
New Arclin U.S. Holding Corp., TL	1M SOFR + 3.75%	09/30/2028	376,461	374,913
Nouryon USA LLC, 2024 B-1	3M SOFR + 3.50%	04/03/2028	274,919	275,331
Nouryon USA LLC, 2024 B-2	1M SOFR + 6.50%	04/03/2028	393,646	394,631
Olympus Water US Holding Corp., Term B-4	3M SOFR + 4.25%	11/09/2028	889,012	891,608
Olympus Water US Holding Corp., Term B-5	3M SOFR + 3.50%	06/20/2031	732,479	733,292
PMHC II, Inc., Initial	3M SOFR + 4.25%	04/23/2029	1,421,186	1,385,656
Windsor Holdings III, LLC, 2024 Refinancing Term B	1M SOFR + 4.00%	08/01/2030	107,745	108,311
				15,015,103
Commercial Services & Supplies - 2.04%
Allied Universal Holdco LLC, Initial	1M SOFR + 3.75%	05/12/2028	1,655,304	1,648,219
Ankura Consulting Group LLC, 2024 Repricing Term Facility	6M SOFR + 4.25%	03/17/2028	797,596	798,593
Belfor USA Group, Inc., Initial Tranche B-1	1M SOFR + 3.75%	11/01/2030	1,295,451	1,301,928
Garda World Security Corp., Fourth Additional	3M SOFR + 4.25%	02/01/2029	933,071	937,736
Genuine Financial Holdings, LLC, 2023 Incremental	1M SOFR + 4.00%	09/27/2030	1,658,442	1,650,980
GFL Environmental, Inc., 2024 Refinancing	1M SOFR + 2.00%	06/27/2031	123,165	123,165
The Action Environmental Group, Inc., 2024-1 Incremental	1M SOFR + 4.00%	10/24/2030	201,418	202,425
The Action Environmental Group, Inc., Initial	3M SOFR + 4.00%	10/24/2030	775,421	779,298
Viad Corp., Initial	1M SOFR + 4.25%	07/30/2028	1,196,250	1,197,004
				8,639,348
Communications Equipment - 0.34%
Casa Systems, Inc., Superpriority(h)	6M SOFR + 6.50%	12/20/2027	517,015	847
Global Tel*Link Corp., TL	1M SOFR + 4.25%	11/29/2025	438,512	434,539
Gogo Intermediate Holdings LLC, Initial	1M SOFR + 3.75%	04/30/2028	994,027	990,160
				1,425,546
Construction & Engineering - 1.47%
Brand Industrial Services, Inc., Tranche C	3M SOFR + 4.50%	08/01/2030	1,902,908	1,908,199
DG Investment Intermediate Holdings 2, Inc., Closing Date Initial	1M SOFR + 3.75%	03/31/2028	83,771	83,457
DG Investment Intermediate Holdings 2, Inc., Incremental	1M SOFR + 4.75%	03/31/2028	2,104,280	2,106,911

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS
June 30, 2024 (Continued) (Unaudited)

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS - 76.32%(b)(Continued)
Construction & Engineering - 1.47% (continued)
TRC Companies LLC, Initial	1M SOFR + 3.75%	12/08/2028	$2,114,880	$2,116,994
				6,215,561
Construction Materials - 0.14%
Mativ Holdings, Inc., Term B	1M SOFR + 3.75%	04/20/2028	215,457	214,558
Smyrna Ready Mix Concrete, LLC, 2023	1M SOFR + 3.50%	04/02/2029	361,779	363,136
				577,694
Containers & Packaging - 2.10%
Anchor Packaging, LLC, Amendment No.4	1M SOFR + 3.75%	07/18/2029	540,209	539,825
Berlin Packaging LLC, Tranche B-7	3M SOFR + 3.75%	05/06/2031	255,126	255,618
Clydesdale Acquisition Holdings, Inc., Term B	1M SOFR + 3.68%	04/13/2029	3,252,978	3,258,053
LABL, Inc., Initial	1M SOFR + 5.00%	10/29/2028	947,582	934,354
Pelican Products, Inc., Initial	3M SOFR + 4.25%	12/29/2028	478,984	440,326
Proampac PG Borrower LLC, 2024-1	3M SOFR + 3.00%	09/15/2028	921,072	922,453
RLG Holdings, LLC, Closing Date Initial	1M SOFR + 4.25%	07/07/2028	1,631,537	1,600,652
Sabert Corp., Term B	1M SOFR + 3.00%	12/10/2026	950,787	953,953
				8,905,234
Distributors - 0.77%
Aramsco Parent, Inc., Closing Date Initial	3M SOFR + 4.75%	10/10/2030	693,403	692,536
BCPE Empire Holdings, Inc., Amendment No. 5 Refinancing	1M SOFR + 4.00%	12/11/2028	2,555,417	2,554,140
				3,246,676
Diversified Consumer Services - 2.60%
Cast & Crew Payroll, LLC, Incremental Facility No. 2 Incremental	1M SOFR + 3.75%	12/29/2028	453,233	453,192
EP Purchaser, LLC, 2023 Incremental	3M SOFR + 4.50%	11/06/2028	316,026	316,026
EP Purchaser, LLC, Closing Date TL	3M SOFR + 3.50%	11/06/2028	508,575	508,214
KUEHG Corp., Initial	3M SOFR + 4.50%	06/12/2030	703,599	705,801
Learning Care Group No. 2, Inc., 2024 Refinancing	3M SOFR + 4.00%	08/11/2028	1,691,438	1,700,961
LifeMiles Ltd., Initial	3M SOFR + 5.25%	08/30/2026	61,074	61,265
Sabre GLBL, Inc., 2021 Term B-1	1M SOFR + 3.50%	12/17/2027	177,932	159,439
Sabre GLBL, Inc., 2021 Term B-2	1M SOFR + 3.50%	12/17/2027	278,853	249,872
Sabre GLBL, Inc., 2022 Term B	1M SOFR + 4.25%	06/30/2028	62,206	55,959
Sabre GLBL, Inc., 2022 Term B-2	1M SOFR + 5.00%	06/30/2028	58,182	53,055
Seren BidCo AB, Facility B6	3M SOFR + 3.50%	11/16/2028	151,646	152,278
Spin Holdco, Inc., Initial	3M SOFR + 4.00%	03/04/2028	2,145,202	1,818,059
Staples, Inc., Closing Date	3M SOFR + 5.75%	08/22/2029	271,728	248,223
Stubhub Holdings, Inc., Extended Term B	1M SOFR + 4.75%	03/15/2030	1,280,981	1,278,982
The Knot Worldwide, Inc., Amendment No. 4	1M SOFR + 4.50%	01/31/2028	1,093,053	1,095,786
TruGreen LP, Second Refinancing	1M SOFR + 4.00%	11/02/2027	177,317	170,579
WestJet Loyalty LP, Initial	3M SOFR + 3.75%	02/14/2031	1,978,921	1,986,837
				11,014,528
Diversified Financial Services - 4.51%
Ascensus Holdings, Inc., Initial	1M SOFR + 3.50%	08/02/2028	1,487,418	1,485,931
Blackhawk Network Holdings, Inc., Term B-1	1M SOFR + 5.00%	03/12/2029	2,316,547	2,320,902
Citco Funding LLC, 2024 TL	3M SOFR + 2.75%	04/27/2028	782,021	783,976
CoreLogic, Inc., Initial	1M SOFR + 3.50%	06/02/2028	2,972,016	2,923,186
First Eagle Holdings, Inc., Refinancing TL	1M SOFR + 3.00%	03/05/2029	1,285,876	1,279,048
Franklin Square Holdings L.P., Term B	1M SOFR + 2.25%	04/25/2031	441,800	441,248
Galaxy US Opco, Inc., Initial	3M SOFR + 4.75%	04/29/2029	295,000	238,212
Grant Thornton Advisors LLC, Initial	3M SOFR + 3.25%	06/02/2031	1,878,654	1,883,369
GTCR Everest Borrower, LLC, Initial	1M SOFR + 3.00%	06/03/2031	656,373	656,373
GTCR W Merger Sub LLC, Initial	3M SOFR + 3.00%	01/31/2031	2,571,098	2,570,738
Hightower Holding, LLC, Initial	3M SOFR + 4.00%	04/21/2028	1,346,268	1,347,534
Nexus Buyer LLC, Initial	1M SOFR + 3.75%	11/09/2026	340,719	340,103
Nexus Buyer, LLC, Amendment No. 5	1M SOFR + 4.50%	12/13/2028	2,603,888	2,603,237
VeriFone Systems, Inc., Initial	3M SOFR + 4.00%	08/20/2025	249,144	203,244
				19,077,101
Diversified Telecommunication Services - 2.72%
Altice France S.A., Term B-14 Refinancing	3M SOFR + 5.50%	08/15/2028	1,716,046	1,255,579
Directv Financing, LLC, Closing Date	1M SOFR + 5.00%	08/02/2027	883,495	884,378
LCPR Loan Financing LLC, 2021 Additional	1M SOFR + 3.75%	10/16/2028	58,979	56,752
Syniverse Holdings, LLC, Initial	3M SOFR + 7.00%	05/13/2027	398,867	387,232

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS
June 30, 2024 (Continued) (Unaudited)

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS - 76.32%(b)(Continued)
Diversified Telecommunication Services - 2.72% (continued)
Viasat, Inc., Incremental	1M SOFR + 4.50%	05/30/2030	$377,149	$334,878
Viasat, Inc., Initial	1M SOFR + 4.50%	03/02/2029	905,767	808,207
Virgin Media Bristol LLC, Facility Y	6M SOFR + 3.25%	03/31/2031	2,109,170	1,987,513
WideOpenWest Finance LLC, Term B	3M SOFR + 3.00%	12/20/2028	1,484,772	1,318,150
Windstream Services II, LLC, Initial	1M SOFR + 6.25%	09/21/2027	1,411,303	1,408,946
Xplornet Communications, Inc., Refinancing(h)	3M SOFR + 4.00%	10/02/2028	138,150	20,915
Zacapa S.a.r.l., Initial	3M SOFR + 4.00%	03/22/2029	3,069,948	3,064,668
				11,527,218
Electric Utilities - 0.28%
Talen Energy Supply, LLC, Initial Term B	3M SOFR + 3.50%	05/17/2030	775,857	783,336
Talen Energy Supply, LLC, Initial Term C	3M SOFR + 3.50%	05/17/2030	419,880	423,928
				1,207,264
Electronic Equipment, Instruments & Components - 0.19%
Mavenir Systems, Inc., Initial	3M SOFR + 4.75%	08/18/2028	478,964	355,032
Natel Engineering Co., Inc., Initial	1M SOFR + 6.25%	04/30/2026	496,851	434,248
				789,280
Energy Equipment & Services - 0.35%
Waterbridge Midstream Operating LLC, 2024 Initial	1M SOFR + 4.75%	06/21/2029	1,137,254	1,128,725
WaterBridge Midstream Operating LLC, Initial	3M SOFR + 5.75%	06/22/2026	362,903	363,132
				1,491,857
Food & Staples Retailing - 0.36%
Apro, LLC, 2024 Initial	1M SOFR + 3.75%	06/26/2031	713,267	712,376
Upbound Group, Inc., Initial	1M SOFR + 2.75%	02/17/2028	833,340	834,732
				1,547,108
Food Products - 0.09%
Pacific Bells, LLC, Initial	3M SOFR + 4.50%	11/10/2028	357,806	357,359
Whole Earth Brands, Inc., TL	3M SOFR + 4.50%	02/05/2028	32,328	32,288
				389,647
Gas Utilities - 0.33%
Prairie Acquiror LP, Initial Term B-2	1M SOFR + 4.75%	08/01/2029	1,396,548	1,395,682
Health Care Equipment & Supplies - 1.45%
Auris Luxembourg III S.a.r.l., Facility B4	6M SOFR + 4.25%	02/28/2029	952,554	954,145
Bausch & Lomb Corp., First Incremental TL	1M SOFR + 4.00%	09/29/2028	1,382,411	1,378,098
Bausch & Lomb Corp., Initial	1M SOFR + 3.25%	05/10/2027	2,157,778	2,132,963
Curium BidCo S.a.r.l., 2024 Additional Term Facility	3M SOFR + 4.00%	07/31/2029	1,228,324	1,232,168
Zest Acquisition Corp., Term B-1	3M SOFR + 5.50%	02/08/2028	436,705	438,889
				6,136,263
Health Care Providers & Services - 4.33%
Accelerated Health Systems, LLC, Initial Term B	3M SOFR + 4.25%	02/15/2029	195,354	161,573
AEA International Holdings, New TL	3M SOFR + 3.50%	09/07/2028	211,825	211,825
Azalea Topco, Inc., Initial	1M SOFR + 3.50%	04/30/2031	2,065,100	2,062,518
Cambrex Corp., Tranche B-2	1M SOFR + 3.50%	12/04/2026	247,758	243,888
Charlotte Buyer, Inc., Initial Term B Loans	1M SOFR + 5.25%	02/11/2028	230,083	230,501
Concentra Health Services, Inc., Initial	1M SOFR + 2.25%	06/26/2031	381,296	382,250
Cotiviti, Inc., Floating Rate TL	1M SOFR + 3.25%	05/01/2031	1,216,417	1,208,815
Covetrus, Inc., Initial	3M SOFR + 5.00%	10/13/2029	1,733,486	1,672,502
EyeCare Partners, LLC, Tranche A	3M SOFR + 5.75%	08/31/2028	7,919	7,933
EyeCare Partners, LLC, Tranche B	3M SOFR + 3.86%	11/30/2028	850,752	517,895
Global Medical Response, Inc., 2024 Extended TL	3M SOFR + 5.50%	10/31/2028	1,632,975	1,578,678
Hunter US Bidco, Inc., Initial	3M SOFR + 4.25%	08/19/2028	474,011	468,678
Lifepoint Health, Inc., 2024 Incremental	3M SOFR + 4.00%	05/09/2031	1,336,780	1,338,037
Midwest Veterinary Partners, LLC, 2024	1M SOFR + 3.75%	04/27/2028	1,522,083	1,521,322
Organon & Co., 2024	1M SOFR + 2.50%	05/19/2031	549,913	549,913
Outcomes Group Holdings, Inc., Initial	3M SOFR + 4.25%	05/06/2031	701,692	703,117
Phoenix Guarantor, Inc., Tranche B-4	1M SOFR + 3.25%	02/21/2031	1,496,517	1,491,848
Phoenix Newco, Inc., Initial	1M SOFR + 3.25%	11/15/2028	567,015	567,899
Sharp Midco LLC, Tranche C	3M SOFR + 3.75%	12/31/2028	672,518	675,880
Southern Veterinary Partners, LLC, 2024-2 New	1M SOFR + 3.75%	10/05/2027	946,615	947,211
Summit Behavioral Health, LLC, Tranche B-1 Term Loans	3M SOFR + 4.25%	11/24/2028	1,271,702	1,275,937

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS
June 30, 2024 (Continued) (Unaudited)

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS - 76.32%(b)(Continued)
Health Care Providers & Services - 4.33% (continued)
WCG Purchaser Holdings Corp., 2024 Refinancing	1M SOFR + 3.50%	01/08/2027	$527,299	$527,167
				18,345,387
Health Care Technology - 1.92%
AthenaHealth Group, Inc., Initial	1M SOFR + 3.25%	02/15/2029	3,352,749	3,338,098
Ensemble RCM, LLC, Term B	1M SOFR + 3.00%	08/01/2029	1,248,908	1,243,775
Gainwell Acquisition Corp., Term B	3M SOFR + 4.00%	10/01/2027	2,474,359	2,392,903
R1 RCM Holdco, Inc., Initial Term B	1M SOFR + 3.00%	06/21/2029	643,946	645,157
TTF Holdings, LLC, Initial	1M SOFR + 4.00%	03/31/2028	493,051	491,202
				8,111,135
Hotels, Restaurants & Leisure - 4.56%
19th Holdings Golf, LLC, Initial	1M SOFR + 3.25%	02/07/2029	2,161,466	2,133,107
Aimbridge Acquisition Co., Inc., Incremental	1M SOFR + 4.75%	02/02/2026	243,061	238,961
Alterra Mountain Co., Additional TL	1M SOFR + 3.75%	05/31/2030	162,201	162,911
Alterra Mountain Co., Series B-5	1M SOFR + 3.50%	05/31/2030	233,257	234,279
Arcis Golf, LLC, Amendment No. 2	1M SOFR + 3.75%	11/24/2028	565,633	566,102
BCPE Grill Parent, Inc., Initial	1M SOFR + 4.75%	09/30/2030	1,035,267	1,018,185
Bulldog Purchaser, Inc., Initial	3M SOFR + 4.25%	06/13/2031	615,168	617,475
ClubCorp Holdings, Inc., Term B-2	3M SOFR + 5.00%	09/18/2026	924,917	928,386
Dave & Buster's, Inc., 2024 Refinancing Term B	1M SOFR + 3.25%	06/29/2029	578,715	578,836
Entain PLC, Facility B3	6M SOFR + 2.75%	10/31/2029	903,227	904,031
Fertitta Entertainment, LLC, Initial B TL	1M SOFR + 3.75%	01/27/2029	210,223	210,356
Fitness International, LLC, Term B	1M SOFR + 5.25%	02/12/2029	984,727	988,420
Kingpin Intermediate Holdings LLC, Amendment No. 8	1M SOFR + 3.50%	02/08/2028	601,514	599,824
LC Ahab US Bidco LLC, Initial	1M SOFR + 3.50%	05/01/2031	518,715	519,042
MIC Glen LLC, Incremental	1M SOFR + 4.25%	07/21/2028	385,302	385,302
Motion Finco, LLC, Facility B3	3M SOFR + 3.50%	11/12/2029	2,554,645	2,554,006
Ontario Gaming GTA LP, Term B	3M SOFR + 4.25%	08/01/2030	1,055,423	1,059,212
PCI Gaming Authority, Term B Facility	1M SOFR + 2.50%	05/29/2026	1,384,172	1,380,712
Playa Hotels & Resorts B.V., TLB, 2022	1M SOFR + 2.75%	01/05/2029	1,619,213	1,619,423
SeaWorld Parks & Entertainment, Inc., Term B-2	1M SOFR + 2.50%	08/25/2028	229,472	229,185
Tacala, LLC, Initial	1M SOFR + 4.00%	01/31/2031	207,674	208,280
Topgolf Callaway Brands Corp., Initial	1M SOFR + 3.00%	03/15/2030	420,110	420,862
Travel + Leisure Co., 2023 Incremental	1M SOFR + 3.25%	12/14/2029	756,772	758,664
United PF Holdings, LLC, Initial	3M SOFR + 8.50%	12/30/2026	346,500	321,091
Whatabrands LLC, 2024 Refinancing Term B	1M SOFR + 2.75%	08/03/2028	664,056	663,883
				19,300,535
Household Durables - 1.15%
Fender Musical Instruments Corp., Initial	1M SOFR + 4.00%	12/01/2028	189,458	186,222
HomeServe USA Holding Corp., 2024 Repriced	1M SOFR + 2.50%	10/21/2030	708,450	709,782
Hunter Douglas, Inc., Tranche B-1	3M SOFR + 3.50%	02/26/2029	2,489,931	2,465,928
Mattress Firm, Inc., TL	3M SOFR + 4.25%	09/25/2028	582,072	580,099
TGP Holdings III LLC, Closing Date	1M SOFR + 3.25%	06/29/2028	386,857	365,890
Weber-Stephen Products LLC, 2022 Incremental	1M SOFR + 4.25%	10/30/2027	134,292	124,555
Weber-Stephen Products LLC, Initial Term B	1M SOFR + 3.25%	10/30/2027	484,642	449,234
				4,881,710
Household Products - 0.28%
American Greetings Corp., Tranche C	1M SOFR + 5.75%	10/30/2029	1,174,271	1,179,415
Independent Power/Renewable Electricity Producers - 0.51%
Carroll County Energy LLC, TL	1M SOFR + 4.00%	06/24/2031	643,704	642,095
Generation Bridge Northeast LLC, Term B	1M SOFR + 3.50%	08/22/2029	762,752	766,566
Hamilton Projects Acquiror, LLC, TL	3M SOFR + 3.75%	05/31/2031	764,063	768,158
				2,176,819
Industrial Conglomerates - 1.44%
CD&R Hydra Buyer, Inc., Initial	3M SOFR + 4.00%	03/25/2031	747,873	749,039
MajorDrive Holdings IV, LLC, 2022 Incremental	3M SOFR + 5.50%	06/01/2029	290,776	291,744
MajorDrive Holdings IV, LLC, Initial	3M SOFR + 4.00%	06/01/2028	248,357	248,615
SPX Flow, Inc., 2024 Refinancing	1M SOFR + 3.50%	04/05/2029	1,747,847	1,757,163
Star US Bidco LLC, Initial	1M SOFR + 4.25%	03/17/2027	1,135,337	1,138,369
TK Elevator Midco GmbH, Facility B2	3M SOFR + 3.50%	04/30/2030	1,911,824	1,920,389
				6,105,319

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS
June 30, 2024 (Continued) (Unaudited)

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS - 76.32%(b)(Continued)
Insurance - 7.03%
Acrisure, LLC, 2024 Refinancing TL	3M SOFR + 3.25%	11/06/2030	$1,971,237	$1,967,551
Alliant Holdings Intermediate, LLC, Term B-6	1M SOFR + 3.50%	11/06/2030	24,476	24,529
Ardonagh Group Finco Pty and Ardonagh Finco BV, Syndicated Facility B	1M SOFR + 3.75%	02/17/2031	2,383,881	2,371,961
AssuredPartners, Inc., 2024	1M SOFR + 3.50%	02/14/2031	2,663,658	2,669,012
Asurion, LLC, New B-9	1M SOFR + 3.25%	07/31/2027	1,247,897	1,225,285
Baldwin Risk Partners, LLC, Initial	1M SOFR + 3.25%	05/26/2031	1,870,446	1,868,108
BroadStreet Partners, Inc., Term B-4	1M SOFR + 3.25%	05/09/2031	2,390,465	2,382,696
HIG Finance 2 Ltd., 2024 Dollar TL	1M SOFR + 3.50%	02/15/2031	3,031,957	3,036,050
Hub International Ltd., 2024 Incremental	1M SOFR + 3.25%	06/20/2030	191,262	191,596
Hyperion Refinance S.a.r.l., 2023	1M SOFR + 4.00%	04/18/2030	1,727,300	1,728,388
IMA Financial Group, Inc., Initial	1M SOFR + 3.25%	11/01/2028	305,438	305,310
OneDigital Borrower LLC, 2021 Refinancing	1M SOFR + 4.25%	11/16/2027	2,992,307	2,981,086
OneDigital Borrower LLC, Initial	1M SOFR + 3.25%	06/13/2031	4,117,686	4,099,692
Sedgwick Claims Management Services, Inc., 2023 TL	1M SOFR + 3.75%	02/24/2028	2,256,966	2,251,324
Truist Insurance Holdings, LLC, Initial	3M SOFR + 3.25%	05/06/2031	2,662,112	2,664,481
				29,767,069
Internet and Catalog Retail - 0.13%
Shutterfly Finance, LLC, Exchanged Term B	3M SOFR + 4.00%	10/01/2027	618,565	531,706
IT Services - 1.02%
Ahead DB Holdings, LLC, 2024 Incremental	3M SOFR + 4.25%	02/01/2031	963,088	964,898
Constant Contact, Inc., Initial	3M SOFR + 4.00%	02/10/2028	1,649,264	1,620,055
Escape Velocity Holdings, Inc, Initial	3M SOFR + 4.25%	10/08/2028	236,762	235,432
iSolved, Inc., Term B-1	1M SOFR + 3.50%	10/15/2030	519,662	520,151
Newfold Digital Holdings Group, Inc., Initial	1M SOFR + 3.50%	02/10/2028	762,561	705,178
Titan US Finco, LLC, Initial	3M SOFR + 4.00%	10/18/2028	264,459	264,626
				4,310,340
Life Sciences Tools & Services - 0.23%
Catalent Pharma Solutions, Inc., Term B-4	1M SOFR + 3.00%	02/22/2028	978,374	978,374
Machinery - 2.66%
Chart Industries, Inc., Amendment No. 5	1M SOFR + 3.25%	03/15/2030	639,250	640,848
Crosby US Acquisition Corp., Amendment No. 3 Replacement	1M SOFR + 4.00%	08/16/2029	730,766	734,266
Element Materials Technology Group US Holdings, Inc., Delayed Draw Term B Facility	3M SOFR + 4.25%	07/06/2029	317,952	318,880
Element Materials Technology Group US Holdings, Inc., Initial Term B	3M SOFR + 4.25%	07/06/2029	688,896	690,907
Emrld Borrower LP, Incremental	1M SOFR + 2.50%	06/18/2031	5,714,134	5,706,991
Indicor, LLC, TL	1M SOFR + 3.25%	11/22/2029	1,429,283	1,434,643
Johnstone Supply, LLC, Initial	1M SOFR + 3.00%	05/16/2031	470,299	470,741
Pro Mach Group, Inc., Closing Date Initial	1M SOFR + 3.50%	08/31/2028	1,268,649	1,274,130
				11,271,406
Media - 1.60%
AppLovin Corp., Initial	1M SOFR + 2.50%	08/16/2030	1,439,470	1,439,988
Aragorn Parent Corp., 2023 Replacement	1M SOFR + 4.25%	12/15/2028	927,629	928,789
Castle US Holding Corp., Initial	3M SOFR + 3.75%	01/29/2027	825,250	508,692
Creative Artists Agency, LLC, Incremental Term B-2	1M SOFR + 3.25%	11/27/2028	1,907,208	1,914,513
Cumulus Media New Holdings, Inc., Initial	3M SOFR + 5.00%	05/02/2029	699,859	304,438
United Talent Agency, LLC, Term B	1M SOFR + 3.75%	07/07/2028	1,421,666	1,426,997
Univision Communications, Inc., 2024 Replacement	1M SOFR + 3.50%	07/31/2029	261,813	258,651
				6,782,068
Oil, Gas & Consumable Fuels - 2.12%
Bangl, LLC, Initial	3M SOFR + 4.50%	02/01/2029	2,042,735	2,055,503
BCP Renaissance Parent LLC, Initial Term B-5	3M SOFR + 3.25%	10/31/2028	1,164,683	1,166,873
BIP PipeCo Holdings, LLC, Initial	3M SOFR + 2.50%	12/06/2030	603,117	603,683
CQP Holdco LP, Initial	3M SOFR + 2.25%	12/31/2030	55,559	55,538
Fleet U.S. Bidco, Inc., Facility B	1M SOFR + 3.25%	02/21/2031	830,399	833,513
New Fortress Energy, Inc., Initial	3M SOFR + 5.00%	10/30/2028	938,841	912,018
Par Petroleum, LLC, Initial	3M SOFR + 3.75%	02/28/2030	1,146,900	1,149,527
Permian Production Partners, LLC, Initial	1M SOFR + 6.00%	11/24/2025	35,501	35,146
Rosen Group, Initial	3M SOFR + 3.50%	03/26/2031	1,519,813	1,528,050

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS
June 30, 2024 (Continued) (Unaudited)

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS - 76.32%(b)(Continued)
Oil, Gas & Consumable Fuels - 2.12% (continued)
Waterbridge NDB Operating LLC, Initial	3M SOFR + 4.50%	05/10/2029	$627,155	$629,771
				8,969,622
Personal Products - 0.39%
CNT Holdings I Corp., Initial Term B	3M SOFR + 3.50%	11/08/2027	921,383	922,922
KDC US Holdings, Inc., 2024 Refinancing	1M SOFR + 4.50%	08/15/2028	719,624	720,674
				1,643,596
Pharmaceuticals - 1.51%
Alvogen Pharma US, Inc., New Extended Loans	3M SOFR + 7.50%	06/30/2025	1,455,572	1,324,571
Amneal Pharmaceuticals LLC, Initial	1M SOFR + 5.50%	05/04/2028	3,011,376	3,025,168
Endo Pharmaceuticals Holdings Inc., Initial	3M SOFR + 4.50%	04/23/2031	2,000,000	1,996,260
Fortrea Holdings, Inc., Initial Term B	1M SOFR + 3.75%	07/01/2030	65,065	64,999
				6,410,998
Professional Services - 3.74%
AQ Carver Buyer, Inc., 2023 Refinancing	3M SOFR + 5.50%	08/02/2029	1,241,538	1,244,953
Conduent Business Services, LLC, Initial Term B	1M SOFR + 4.25%	10/16/2028	23,030	23,030
DS Admiral Bidco, LLC, Initial	1M SOFR + 4.25%	06/17/2031	2,187,776	2,165,898
Eisner Advisory Group, LLC, February 2024 Incremental	1M SOFR + 4.00%	02/28/2031	955,829	963,399
Equiniti Group PLC, Initial	6M SOFR + 4.50%	12/11/2028	328,263	329,494
Indy US Holdco, LLC, 2023 Incremental	1M SOFR + 6.25%	03/06/2028	1,897,418	1,896,621
Omnia Partners, LLC, Initial	3M SOFR + 3.25%	07/25/2030	2,608,350	2,607,933
OVG Business Services, LLC, Term B	1M SOFR + 3.00%	06/14/2031	1,537,417	1,532,620
Ryan, LLC, Initial	1M SOFR + 3.50%	11/14/2030	1,864,875	1,870,004
UST Global, Inc., Initial	1M SOFR + 3.50%	11/20/2028	556,361	556,361
Vaco Holdings, LLC, Initial	6M SOFR + 5.00%	01/21/2029	1,062,517	1,052,773
Wood Mackenzie, TL	3M SOFR + 3.50%	02/07/2031	1,575,505	1,584,958
				15,828,044
Real Estate Investment Trusts (REITs) - 0.11%
Starwood Property Mortgage, LLC, Initial	1M SOFR + 2.75%	11/18/2027	470,967	472,144
Real Estate Management & Development - 0.60%
BIFM CA Buyer, Inc., 2024	1M SOFR + 4.25%	05/31/2028	574,031	576,184
Cushman & Wakefield U.S. Borrower, LLC, 2024-1	1M SOFR + 3.75%	01/31/2030	398,133	400,123
Cushman & Wakefield U.S. Borrower, LLC, 2024-2 TL	1M SOFR + 3.00%	01/31/2030	30,309	30,272
Forest City Enterprises, L.P., Replacement	1M SOFR + 3.50%	12/08/2025	1,068,045	989,448
Greystar Real Estate Partners, LLC, Replacement Term B-1	3M SOFR + 3.25%	08/21/2030	546,304	548,353
				2,544,380
Road & Rail - 0.48%
Clue Opco LLC, Term B Loans	3M SOFR + 4.50%	12/19/2030	2,167,616	2,015,883
Semiconductors & Semiconductor Equipment - 0.20%
MKS Instruments, Inc., 2023-1 Term B	1M SOFR + 2.50%	08/17/2029	860,434	860,254
Software - 5.82%
Apex Group Treasury LLC, 2022 Incremental	3M SOFR + 5.00%	07/27/2028	74,883	75,070
Apex Group Treasury LLC, TL	3M SOFR + 3.75%	07/27/2028	1,011,390	1,011,390
Ascend Learning, LLC, Initial	1M SOFR + 3.50%	12/11/2028	558,515	557,716
Cardinal Parent, Inc., Initial	3M SOFR + 4.50%	11/12/2027	234,183	219,079
Central Parent, Inc., 2024 Refinancing	3M SOFR + 3.25%	07/06/2029	1,147,671	1,130,319
CommerceHub, Inc., Initial	3M SOFR + 4.00%	12/29/2027	804,546	737,367
Conservice Midco, LLC, Initial	1M SOFR + 4.00%	05/13/2027	1,350,327	1,350,327
Cornerstone OnDemand, Inc., Initial	1M SOFR + 3.75%	10/16/2028	384,713	362,431
CT Technologies Intermediate Holdings, Inc., New	1M SOFR + 4.25%	12/16/2025	255,348	255,269
Delta Topco, Inc., Second Amendment Refinancing	3M SOFR + 3.50%	11/30/2029	1,123,674	1,122,742
EagleView Technology Corp., Initial	3M SOFR + 3.50%	08/14/2025	777,609	745,206
Epicor Software Corp., Term E	3M SOFR + 3.25%	05/23/2031	344,498	345,741
Fiserv Investment Solutions, Inc., Initial	3M SOFR + 4.00%	02/18/2027	429,670	410,606
Flash Charm, Inc., Incremental TL	1M SOFR + 3.50%	03/02/2028	1,092,596	1,083,582
Flexera Software LLC, Term B-2	3M SOFR + 3.50%	03/03/2028	750,300	752,296
Genesys Cloud Services, Inc., 2024 Incremental	1M SOFR + 3.75%	12/01/2027	388,678	391,107
Greeneden U.S. Holdings I, LLC, 2024 Incremental No. 2 TL	1M SOFR + 3.50%	12/01/2027	1,401,178	1,407,189
Magenta Buyer LLC, Initial	3M SOFR + 5.00%	07/27/2028	1,174,647	648,017
McAfee Corp., Tranche B-1	3M SOFR + 3.25%	03/01/2029	2,915,615	2,908,792
Planview Parent, Inc., 2024-A Incremental TL	3M SOFR + 3.75%	12/17/2027	1,429,591	1,426,017

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS
June 30, 2024 (Continued) (Unaudited)

	Reference Rate & Spread	Maturity Date	Principal Amount	Value
SENIOR SECURED FIRST LIEN LOANS - 76.32%(b)(Continued)
Software - 5.82% (continued)
Plusgrade, Inc., Initial	3M SOFR + 4.50%	03/03/2031	$686,970	$689,546
Quartz AcquireCo, LLC, Term B-1	3M SOFR + 2.75%	06/30/2028	1,989,975	1,989,975
Skillsoft Finance II, Inc., Initial	1M SOFR + 5.25%	07/14/2028	351,573	270,838
UKG, Inc., 2024 Refinancing	1M SOFR + 3.25%	02/10/2031	1,021,807	1,025,128
Upland Software, Inc., Initial	1M SOFR + 3.75%	08/06/2026	887,685	842,875
VS Buyer, LLC, 2024 Initial	1M SOFR + 3.25%	04/12/2031	1,232,908	1,234,449
WebMD Health Corp. and MH SUB I, LLC, 2023	1M SOFR + 4.25%	05/03/2028	1,640,438	1,637,699
				24,630,773
Specialty Retail - 0.57%
Franchise Group, Inc., Initial	6M SOFR + 4.75%	03/10/2026	616,957	464,260
Franchise Group, Inc., Third Amendment	6M SOFR + 4.75%	03/10/2026	342,037	225,744
Great Outdoors Group, LLC, Term B-2 Loans	1M SOFR + 3.75%	03/06/2028	788,051	786,822
Needle Holdings LLC, Exchange TL	3M SOFR + 9.50%	04/30/2028	569,016	557,636
Rising Tide Holdings, Inc., 2023	3M SOFR + 1.00%	09/12/2028	90,059	77,338
Sweetwater Borrower, LLC, Initial	1M SOFR + 4.25%	08/07/2028	157,692	157,998
Torrid LLC, Closing Date	6M SOFR + 5.50%	06/14/2028	178,538	159,346
				2,429,144
Technology Hardware, Storage & Peripherals - 0.23%
Celestica, Inc., New Term B	1M SOFR + 1.75%	05/23/2031	961,432	960,230
Textiles, Apparel & Luxury Goods - 1.09%
ABG Intermediate Holdings 2 LLC, 2024 Refinancing	1M SOFR + 2.75%	12/21/2028	3,358,112	3,358,112
Amer Sports Co., Initial	3M SOFR + 3.25%	02/17/2031	586,245	589,176
Champ Acquisition Corp., Initial	3M SOFR + 5.50%	12/19/2025	420,912	421,754
Elevate Textiles, Inc., First Out	3M SOFR + 8.50%	09/30/2027	243,845	238,156
				4,607,198
Wireless Telecommunication Services - 0.36%
LSF9 Atlantis Holdings, LLC, Closing Date	3M SOFR + 6.50%	03/31/2029	1,492,279	1,507,201
TOTAL SENIOR SECURED FIRST LIEN LOANS (Cost $325,528,976)				323,140,382

	Shares	Value
COMMON STOCKS - 0.18%(i)
Jo-Ann, Inc.	379,111	497,583
Carestream Health, Inc.	873	1,800
CEC Brands, LLC	10,454	181,199
Elevate Textiles, Inc.	20,088	32,653
Marine One Holdco, LLC	6,326	27,677
Permian Production Partners	18,995	12,347
TOTAL COMMON STOCKS (Cost $123,622)		753,259

	Subscription Price	Expiration Date	Shares	Value
RIGHTS - 0.00%
Casa Systems, Inc.(d)(i)	$0.01	N/A	59,949	1
TOTAL RIGHTS
(Cost $—)				1

XAI Octagon Floating Rate & Alternative Income Trust

SCHEDULE OF INVESTMENTS
June 30, 2024 (Continued) (Unaudited)

	Shares	Value
MONEY MARKET FUNDS - 2.19%
Invesco Short Term Investments Trust Treasury Portfolio, Institutional Class, 5.21% (7-day yield)	9,273,294	$9,273,294

TOTAL MONEY MARKET FUNDS (Cost $9,273,294)		9,273,294

TOTAL INVESTMENTS - 168.91% (Cost $750,022,010)		715,169,552

Liabilities in Excess of Other Assets - (5.35)%		(22,643,352)
Preferred Shares (Net of $4,828,674 Deferred Financing Costs) - (17.73)%		(75,071,326)
Leverage Facility (Net of $6,251 Deferred Leverage Costs) - (45.83)%		(194,043,749)

NET ASSETS - 100.00%		$423,411,125

All securities held as of June 30, 2024 are pledged as collateral for the Trust’s credit facility.

Effective February 1, 2024, the name of the Trust was changed from XAI Octagon Floating Rate & Alternative Income Term Trust.

(a)	All or a portion of the security is exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of June 30, 2024, these securities had an aggregate value of $374,643,658 or 88.48% of net assets.
(b)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Leveraged loans and CLO debt securities typically have reference Rate Floors (“Rate Floors”) embedded in their loan agreements and organizational documents. Leveraged loans generally have Rate Floors of 0% or more, while CLO debt securities often set Rate Floors at 0%. Rate Floors serve to establish a minimum base rate to be paid by the borrower before the fixed spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	CLO subordinated notes, income notes, Y notes and M notes are considered CLO equity positions. CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. Effective yields for the CLO equity positions are updated generally once per quarter or on a transaction such as an add-on purchase, refinancing or reset. The estimated yield and investment cost may ultimately not be realized. Estimated yields shown are as of June 30, 2024.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.
(e)	When-issued or delivery-delayed security. All or a portion of this position has not settled as of June 30, 2024. The interest rate shown represents the stated spread over the applicable reference rate floor; the Trust will not accrue interest until the settlement date, at which point the reference rate floor will be established. The total value of securities purchased on a when-issued or delivery-delayed basis was $193,431 as of June 30, 2024.
(f)	Represents an investment in a warehouse facility, which is a financing structure intended to aggregate loans that may be used to form the basis of a CLO security.
(g)	This investment has an unfunded commitment as of June 30, 2024.
(h)	Security is in default.
(i)	Non-income producing security.

Investment Abbreviations:

B.V. – Besloten Vennootschap (Dutch: Private Limited Company)

GmbH – Gesellschaft mit beschränkter Haftung (German: Limited Liability Company)

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

S.A. - Societe Anonyme (French: Public Limited Company)

S.a.r.l - Societe Anonyme a Responsabilite Limitee (French: Limited Liability Company)

SE - Societas Europea (Latin: European Company)

SOFR – Secured Overnight Financing Rate

Reference Rates:

1M SOFR as of June 30, 2024 was 5.34%

3M SOFR as of June 30, 2024 was 5.35%

6M SOFR as of June 30, 2024 was 5.36%